Stock Options and Warrant (Details 4) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Stock based compensation expense	$ 1,578,000	$ 31,000	$ 2,369,000	$ 45,000
Research and development [Member]
Stock based compensation expense	710,000	31,000	994,000	45,000
General and administrative [Member]
Stock based compensation expense	$ 868,000		$ 1,375,000